Other assets and liabilities F.4.1. Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions and other current liabilities	$ 45		$ 141
Deferred revenue	106		95
Customer deposits	15		12
Tax payables	53		51
Customer and MFS distributor cash balances	31		38
Withholding tax on payments to third parties	63		26
Other current liabilities	151		60
Total	464		421
Legal proceedings provision	$ 37		$ 104
Payable on or before July 15, 2026 | Breach of Contract Case Filed By Telefónica
Disclosure of other provisions [line items]
Legal proceedings provision		$ 30